Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance, beginning of year	$ 3,066	$ 2,958
Impact of foreign exchange changes	(190)	108
Balance, end of year	$ 2,876	$ 3,066